Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income before income taxes	¥ 374,524	¥ 392,863	¥ 219,355
Income taxes:
Current	91,286	110,779	63,410
Deferred	29,129	29,381	20,712
Income taxes (Note 12)	120,415	140,160	84,122
Domestic Country
Income Taxes [Line Items]
Income before income taxes	287,592	302,965	130,857
Income taxes:
Current	67,671	78,359	45,079
Deferred	21,047	35,496	15,415
Income taxes (Note 12)	88,718	113,855	60,494
Foreign Country
Income Taxes [Line Items]
Income before income taxes	86,932	89,898	88,498
Income taxes:
Current	23,615	32,420	18,331
Deferred	8,082	(6,115)	5,297
Income taxes (Note 12)	¥ 31,697	¥ 26,305	¥ 23,628